Investment Contracts Insurance Liabilities And Insurance Annuity Benefits (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Total	$ 25,692	$ 27,432
Reinsurance Recoverables Gross		$ 295	$ 240	$ 250
Minimum [Member]
Life Insurance Benefits Net Level Premium Method Using Estimated Yields		3.00%	3.00%
Maximum [Member]
Life Insurance Benefits Net Level Premium Method Using Estimated Yields		8.50%	8.50%
Consolidation, Eliminations [Member]
Total	(463)	$ (449)
Parent [Member]
Liability for Future Policy Benefits, Life	19,978	20,688
Investment contracts	2,955	3,970
Other Investment Contracts	3,223	3,224
Total	$ 26,155	27,881
Reinsurance Recoverables Allowance		$ 1,880	$ 1,742